Shareholder Report, Average Annual Return (Details) ITIZ_MML U.S. Government Money Market Fund_Initial Class_TSR Annual {Initial Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Initial Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class - without sales charge
Average Annual Return, Percent	3.79%	2.87%	1.80%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FTSE 3 Month US T Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3 Month US T Bill Index
Average Annual Return, Percent	4.40%	3.31%	2.23%